Basis of Preparation	12 Months Ended
Dec. 31, 2018
Basis of Preparation
Basis of Preparation

2. Basis of preparation

(a) Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the IASB.

(b) Basis of measurement

The financial statements have been prepared on the historical cost basis except for financial instruments and share-based payment obligations which have been based on fair value. Historical cost is generally based on the fair value of the consideration given in exchange for assets.

(c) Functional and presentation currency

These consolidated financial statements are presented in euro, which is the Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

(d) Going Concern

The management board of ProQR has, upon preparing and finalizing the 2018 financial statements, assessed the Company’s ability to fund its operations for a period of at least one year after the date of signing these financial statements.

The management board of the Company is confident about the continuity of the Company based on its existing funding, taking into account the Company’s current cash position and the projected cash flows based on the activities under execution on the basis of ProQR’s business plan and budget.

(e) Use of estimates and judgements

In preparing these consolidated financial statements, management has made judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

Information about assumptions and estimation uncertainties that may have a significant risk of resulting in a material adjustment is included below.

(i) Share-based payments

Share options granted to employees and consultants are measured at the fair value of the equity instruments granted. Fair value is determined through the use of an option-pricing model considering, among others, the following variables:

a)	the exercise price of the option;
b)	the expected life of the option;
c)	the current value of the underlying shares;
d)	the expected volatility of the share price;
e)	the dividends expected on the shares; and
f)	the risk-free interest rate for the life of the option.

For the Company’s share option plans, management’s judgment is that the Black-Scholes valuation method is the most appropriate for determining the fair value of the Company’s share options.

Initially, the Company’s ordinary shares were not publicly traded and consequently the Company needed to estimate the fair value of its share and the expected volatility of that value. The expected volatility of all options granted was therefore based on the average historical volatility of the Company’s peers over a period that agrees with the expected option life. All assumptions and estimates are further discussed in Note 12(d) to the financial statements. The value of the underlying shares was determined on the basis of the prior sale of company stock method. As such, the Company has benchmarked the value per share to external transactions of Company shares and external financing rounds.

For options granted from the moment of listing as stated above, the Company uses the closing price of the ordinary shares on the previous business day as exercise price of the options granted.

The result of the share option valuations and the related compensation expense is dependent on the model and input parameters used. Even though Management considers the fair values reasonable and defensible based on the methodologies applied and the information available, others might derive a different fair value for the Company’s share options.

(ii) Corporate income taxes

The Company recognizes deferred tax assets arising from unused tax losses or tax credits only to the extent that the Company has sufficient taxable temporary differences or there is convincing evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized. Management’s judgment is that such convincing evidence is currently not sufficiently available and a deferred tax asset is therefore only recognized to the extent that the Company has sufficient taxable temporary differences.

(iii) Grant income

(Government) Grant income is not recognized until there is reasonable assurance that the Company will comply with the conditions attached to them. (Government) Grants are recognized in profit or loss on a systematic basis over the period the Company recognizes as expenses the related costs for which the grants are expected to compensate.

(iv) Research and development expenditures

Research expenditures are currently not capitalized but are reflected in the income statement because the criteria for capitalization are not met. At each balance sheet date, the Company estimates the level of service performed by the vendors and the associated costs incurred for the services performed.

Although we do not expect the estimates to be materially different from amounts actually incurred, the understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in reporting amounts that are too high or too low in any particular period.

(f) Changes in accounting policies

The financial statements have been prepared on the basis of International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

IFRS 9

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, FVOCI and FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities. The adoption of IFRS 9 has not had a significant effect on the Group’s accounting policies related to financial liabilities and derivative financial instruments.

Other new Standards and Interpretations, which became effective as of January 1, 2018, did not have a material impact on our financial statements.